Sales/transfer of receivables - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Assets	₨ 48,187,671.1	$ 564,060.3	₨ 44,118,573.0	₨ 25,755,624.0
Liabilities	39,564,780.1	$ 463,125.1	₨ 36,232,390.2
Auto Loan [Member]
Securitization transactions sold housing loans	214,342.8
Housing Loan [Member]
Securitization transactions sold housing loans	346,696.1
Variable Interest Entity, Primary Beneficiary [Member]
Assets	183,400.0
Liabilities	₨ 183,400.0